Cover Page	Jan. 26, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 26, 2022
Entity Registrant Name	PRIMAVERA CAPITAL ACQUISITION CORPORATION
Entity Central Index Key	0001818787
Entity File Number	001-39915
Entity Tax Identification Number	00-0000000
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	41/F Gloucester Tower
Entity Address, Address Line Two	15 Queen’s Road
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	3767 5100
Amendment Description	Primavera Capital Acquisition Corporation (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (the “Amendment”) to amend and restate the Company’s audited balance sheet as of January 26, 2021 that had been filed with the Company’s Current Report on Form 8-K originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 1, 2021 (the “Original 8-K”). The audited balance sheet is being restated to reflect the classification of the Warrants and the Forward Purchase Agreement (the “FPA”) as derivative liabilities in accordance with Accounting Standards Codification (“ASC”) Topic 815 (the Company had previously classified the Warrants and the FPA as components of equity) and classification of all of the Company’s Class A ordinary shares as temporary equity in accordance with Accounting Standards Codification (“ASC”) 480-10-S99 (the Company had previously classified a portion of its Class A ordinary shares as permanent equity). On December 24, 2021, the Audit Committee of the Board of Directors of the Company concluded, after discussion with the Company’s management, that the Company’s audited balance sheet as of January 26, 2021 filed as Exhibit 99.1 to the Original 8-K should no longer be relied upon due to the aforementioned changes required to reclassify the Warrants and the FPA as derivative liabilities to align with ASC Topic 815 and reclassify the Class A ordinary shares as temporary equity to align with ASC 480-10-S99. The Audit Committee of Board of Directors of the Company discussed with the Company’s independent accountants and are in agreement with the matters as disclosed in this Amendment. The correction of the aforementioned classification of the Warrants and the FPA as derivative liabilities and classification of the Class A ordinary shares as temporary equity is reflected in Exhibit 99.1 included with this Amendment. The Company does not expect any of the above changes will have any impact on its cash position and cash held in the trust account. The Company’s controls over financial reporting did not provide for the proper classification of the Warrants and the FPA, and the Class A ordinary shares within the Company’s financial statements. As such, this represented a material weakness in the Company’s internal controls. Except as described above, this Amendment does not amend, update or change any other disclosures in the Original 8-K. In addition, the information contained in this Amendment does not reflect events occurring after the filing of the Original 8-K and does not modify or update the disclosures therein, except as specifically identified above. Among other things, forward-looking statements made in the Original 8-K have not been revised to reflect events, results or developments that occurred or facts that became known to the Company after the date of the Original 8-K, other than as described herein, and such forward-looking statements should be read in conjunction with the Company’s filings with the SEC.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	PV.U
Security Exchange Name	NYSE
Redeemable Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	PV WS
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	PV
Security Exchange Name	NYSE